Long-Term Investments - Schedule of Long-Term Investments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Schedule Of Equity Method Investments [Line Items]
Total	¥ 241,527	$ 37,901	¥ 96,362
Qingdao Qingle Venture Capital Partnership (“Qingle”)
Schedule Of Equity Method Investments [Line Items]
Equity-method investments including pick-up investment return	30,002		12,000
Equity-method investments	30,000
Nantong Wanwuchuangxin Venture Capital Partnership (“Wanwuchuangxin”)
Schedule Of Equity Method Investments [Line Items]
Equity-method investments	28,951
Jinsong (Shanghai) Network Information Technology CO. Ltd (“Jinsong”)
Schedule Of Equity Method Investments [Line Items]
Equity-method investments	22,803
Equity investments without readily determinable fair value	63,430		36,800
Other Investments
Schedule Of Equity Method Investments [Line Items]
Equity-method investments	14,416		1,349
AiFenLei Global Co., Ltd. (“AiFenLei”)
Schedule Of Equity Method Investments [Line Items]
Equity investments without readily determinable fair value	0		0
Other Equity Securities Without Readily Determinable Fair Values
Schedule Of Equity Method Investments [Line Items]
Equity investments without readily determinable fair value	29,713		¥ 46,213
China Dynamic Fund I SP
Schedule Of Equity Method Investments [Line Items]
Investments at fair value	¥ 52,212